JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Growth Portfolio
(Both Share Classes)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
(Both Share Classes)

Supplement dated February 3, 2010
to the Prospectuses dated April 25, 2009, as supplemented

With respect to the JPMorgan Insurance Trust Intrepid Growth Portfolio and the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (each, a Portfolio), the second paragraph in the section titled “The Portfolios’ Management and Administration — The Portfolio Managers” regarding the Portfolios is deleted in its entirety and replaced with the following:

The portfolio management team for these Portfolios is led by Christopher Blum. The portfolio management team of the Intrepid Growth Portfolio also includes Jason Alonzo, Vice President of JPMIM. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. In addition to his portfolio management responsibilities for the Portfolios, Mr. Alonzo has had day-to-day portfolio management responsibilities for the JPMorgan Intrepid Funds since 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-INTPD-210

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Growth Portfolio
(Both Share Classes)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
(Both Share Classes)

Supplement dated February 3, 2010
to the Statement of Additional Information, dated April 25, 2009, as supplemented October 1, 2009

The following sections replace the information in the Statement of Additional Information, dated April 25, 2009, as supplemented October 1, 2009, under the headings “Portfolio Managers — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Insurance Trust Intrepid Growth Portfolio and JPMorgan Insurance Trust Intrepid Mid Cap Portfolio in its entirety:

Other Accounts Managed (as of December 31, 2008)

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Intrepid Growth Portfolio
Christopher T. Blum	22	5,412	11	2,049	6	190
Jason Alonzo	9	3,441	9	1,872	12	383
Intrepid Mid Cap Portfolio
Christopher T. Blum	22	5,419	11	2,049	6	190
Dennis S. Ruhl	16	2,413	4	278	6	190

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	TTotal Assets
Intrepid Growth Portfolio
Christopher T. Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Mid Cap Portfolio
Christopher T. Blum	0	0	0	0	0	0
Dennis S. Ruhl	0	0	0	0	0	0

Ownership of Securities (as of December 31, 2008)

Aggregate Dollar Range of Securities in Portfolio

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Intrepid Growth Portfolio
Christopher T. Blum	X
Jason Alonzo	X
Intrepid Mid Cap Portfolio
Christopher T. Blum	X
Dennis S. Ruhl	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JPMIT-INTPD-210